E*TRADE International Index Fund
Semi-Annual Report

The E*TRADE International Index Fund ("Fund") seeks to match as closely as possible, before fees and expenses, the performance of the Morgan Stanley Capital International (MSCI) EAFE Free Index. ("MSCI EAFE" or "Index"). 1 The Fund seeks to obtain this objective by investing all of its assets in the International Index Master Portfolio ("Master Portfolio"), a series of Master Investment Portfolios, a registered open-end management investment company which, in turn, invests in a representative sample of the common stocks that comprise the Index.

As an index fund, the fund uses a passive management approach. All investment decisions are based on producing returns equivalent to the index. The MSCI EAFE is comprised of approximately 1,100 foreign securities in 21 developed foreign markets.

During the semi-annual period ended June 30, 2002, ("reporting period") the Index returned -1.62%. During the same period the Fund declined 1.92%. The difference is primarily caused by the Fund's operating expenses. You should remember that past performance is no guarantee of future returns and that the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The seesaw performance that characterized the U.S. markets during the first six months of 2002 was echoed throughout global markets. During the first few months of the year, markets seemed to respond to the interest rate cuts enacted by central banks throughout 2001. Although technology stocks continued to flounder, old-economy sectors like automobiles and financials rebounded. By April, however, continued global political tension, unease brought about by accounting scandals, and poor corporate earnings reports hampered global economic recovery and market performance. While currency strength relative to the U.S. Dollar helped market returns, those gains were offset by a sharp decline in technology and telecommunications stocks as well as financial stocks.

European markets got off to a strong start, buoyed by increased liquidity and the strengthening Euro, which rose almost to parity with the U.S. Dollar during the reporting period. Both Germany and Italy, which had been on the brink of recession late in 2001, showed renewed strength during the first quarter, largely as the beneficiaries of the cyclical automobile and financial industry sectors. However, the sharp drop in technology and telecommunications share prices dragged down overall market performance among most major European markets. Vodafone (1.41% of the Fund as of June 30, 2002) contributed heavily to the UK's negative performance, while steep declines in Alcatel (0.12% of the Fund as of June 30, 2002), Vivendi Universal (0.29% of the Fund as of June 30,
2002), and France Telecom (0.06% of the Fund as of June 30, 2002) drove down market returns in France. Germany's Deutsche Telekom (0.29% of the Fund as of June 30, 2002) fell in response to France Telecom's lowered credit rating, pushing down market performance in Germany. Telecommunications-laden Nordic countries such as Finland struggled during the entire reporting period.

Similar factors drove market performance in Japan. After enduring a market slump for more than a decade, Japan enjoyed robust market gains for most of the six-month reporting period, led by a strong yen relative to the U.S. Dollar, improving economic conditions, and increased exports. In June, however, technology stocks, which had begun to show signs of life due to increased regional trade, fell victim to the global downturn in technology and dragged down overall market returns.

1. Morgan Stanley Capital International Europe, Australasia, Far East Free Index TM", EAFE Free Index TM and EAFE TM are trademarks of Morgan Stanley Capital International Inc. ("MSCI"). MSCI does not sponsor the Fund or the International Index Master Portfolio (the "Master Portfolio"), nor is it affiliated in any way with the E*TRADE Group, Inc. The Fund is not sponsored, endorsed, sold, or promoted by the EAFE Free Index or MSCI and neither the EAFE Free Index nor MSCI makes any representation or warranty, express or implied, regarding the advisability of investing in the Fund. The EAFE Free Index is the exclusive property of MSCI, and Morgan Stanley Capital International is a service mark of MSCI.

The Fund may be affected by the risks of foreign investing, including foreign government controls on foreign investment; restrictions on repatriation of capital; foreign taxes; inadequate supervision and regulation of some foreign markets; volatility from lack of liquidity; different settlement practices or delayed settlements in some markets; difficulty in getting complete and accurate information about foreign companies; less strict accounting, auditing and financial reporting standards than those in the U.S.; political, economic and social instability; and difficulty enforcing legal rights outside the U.S. Foreign securities are also subject to the risks associated with the value of foreign currencies. A decline in the value of a foreign currency relative to the U.S. dollar reduces the U.S. dollar value of securities denominated in that currency.

INTERNATIONAL INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)



   SECURITY                                                  SHARES      VALUE
   -----------------------------------------------------------------------------

   COMMON STOCKS--98.40%
   AUSTRALIA--3.99%
   -----------------------------------------------------------------------------
   Amcor Ltd.                                                 13,316      61,593
   AMP Ltd.                                                   16,820     147,294
   Aristocrat Leisure Ltd.                                     7,491      22,749
   Australia and New Zealand Banking Group Ltd.               22,622     244,960
   Australian Gas & Light Co. Ltd.                             8,142      45,020
   Brambles Industries Ltd.                                   16,888      89,491
   Broken Hill Proprietary Co. Ltd.                           56,978     329,441
   Coca-Cola Amatil Ltd.                                       9,429      33,769
   Cochlear Ltd.                                               1,667      31,863
   Coles Myer Ltd.                                            20,140      74,957
   Commonwealth Bank of Australia                             19,126     353,550
   Computershare Ltd.                                         14,372      17,749
   CSL Ltd.                                                    2,833      51,176
   CSR Ltd.                                                   17,322      62,134
   Foster's Brewing Group Ltd.                                33,242      88,078
   Gandel Retail Trust                                        42,517      29,116
   General Property Trust                                     39,879      62,905
   Leighton Holdings Ltd.                                      4,807      28,036
   Lend Lease Corp. Ltd.                                       7,461      44,144
   M.I.M. Holdings Ltd.                                       46,398      33,861
   Macquarie Bank Ltd.                                         3,565      58,536
   Macquarie Infrastructure Group                             35,504      57,598
   Mayne Nickless Ltd.                                        17,615      40,937
   National Australia Bank Ltd.                               23,742     471,796
   News Corp. Ltd.                                            22,681     123,246
   NRMA Insurance Group Ltd.                                  23,425      41,422
   Orica Ltd.                                                  7,716      41,451
   QBE Insurance Group Ltd.                                   10,253      38,217
   Rio Tinto Ltd.                                              4,938      92,915
   Santos Ltd.                                                14,875      53,941
   Southcorp Ltd.                                             12,300      36,664
   Stockland Trust Group                                      17,723      43,675
   Suncorp-Metway Ltd.                                         9,458      65,357
   TABCORP Holdings Ltd.                                       4,785      33,576
   Telstra Corp. Ltd.                                         33,910      88,705
   Transurban Group                                  1        12,480      29,424
   Wesfarmers Ltd.                                             6,015      91,841
   Westfield Holdings Ltd.                                     6,952      58,382
   Westfield Trust                                            35,405      67,574
   Westpac Banking Corp. Ltd.                                 27,074     246,815
   WMC Ltd.                                                   17,343      88,496
   Woodside Petroleum Ltd.                                     8,679      66,112
   Woolworths Ltd.                                            16,916     124,871
   -----------------------------------------------------------------------------
                                                                       3,913,437
   -----------------------------------------------------------------------------

   AUSTRIA--0.10%
   -----------------------------------------------------------------------------
   Erste Bank der Oesterreichischen Sparkassen AG                343      24,508
   Oesterreichische Elektrizitaetswirtschafts AG "A"             208      18,069
   OMV AG                                                        344      33,803
   Telekom Austria AG                                1         2,662      21,347
   -----------------------------------------------------------------------------
                                                                          97,727
   -----------------------------------------------------------------------------

   BELGIUM--1.01%
   -----------------------------------------------------------------------------
   AGFA Gevaert NV                                             1,762      32,088
   Colruyt NV                                                    742      34,808
   Delhaize-Le Lion SA                                         1,256      58,920
   Dexia Group                                                 9,039     139,884
   Electrabel SA                                                 444     102,607
   Fortis Group                                               14,192     303,866
   Groupe Bruxelles Lambert SA                                 1,208      63,111
   Interbrew SA                                                2,419      69,448
   KBC Bankverzekerings Holding NV                             1,581      63,939
   Solvay SA                                                     805      57,957
   UCB SA                                                      1,730      63,472
   -----------------------------------------------------------------------------
                                                                         990,100
   -----------------------------------------------------------------------------

   DENMARK--0.74%
   A/S Dampskibsselskabet Svendborg "B"                            5      49,190
   D/S 1912 "B"                                                    7      52,580
   Danisco A/S                                                 1,188      43,433
   Danske Bank A/S                                             8,559     157,596
   Group 4 Falck A/S                                           1,350      46,664
   H. Lundbeck A/S                                               700      18,519
   ISS A/S                                           1           893      47,132
   Novo Nordisk A/S "B"                                        4,329     143,304
   Novozymes A/S "B"                                           1,438      32,500
   Tele Danmark A/S                                            2,101      58,098
   Vestas Wind Systems A/S                                     1,838      49,848
   William Demant Holding                            1           883      23,009
   -----------------------------------------------------------------------------
                                                                         721,873
   -----------------------------------------------------------------------------

   FINLAND--1.67%
   -----------------------------------------------------------------------------
   Fortum OYJ                                                  6,900      39,796
   Instrumentarium Corp.                                       1,071      27,025
   Kone Corp. "B"                                              1,058      31,346
   Metso Corp.                                                 2,294      29,679
   Nokia OYJ                                                  71,748   1,050,118
   Outokumpu OYJ                                               1,962      23,640
   Sampo OYJ "A"                                               5,017      39,143
   Sonera Group OYJ                                  1         9,426      35,840
   Stora Enso OYJ "R"                                         10,310     144,484
   TietoEnator OYJ                                             1,471      36,319
   UPM-Kymmene OYJ                                             3,728     146,755
   Uponor OYJ                                                  1,725      35,776
   -----------------------------------------------------------------------------
                                                                       1,639,921
   -----------------------------------------------------------------------------

   FRANCE--9.23%
   -----------------------------------------------------------------------------
   Accor SA                                                    3,082     125,008
   Air Liquide SA                                              1,348     207,413
   Air Liquide SA Rights                             1         1,348      25,927
   Alcatel SA "A"                                             17,565     122,124
   Alstom                                            1         4,728      50,009

   Altran Technologies SA                                      1,035      30,154
   Autoroutes du Sud de la France                    1         1,000      27,159
   Aventis SA                                                 10,214     723,764
   AXA AG                                                     20,779     380,054
   BIC SA                                                        943      37,718
   BNP Paribas SA                                             12,089     668,587
   Bouygues SA                                                 2,745      76,693
   Cap Gemini SA                                               1,654      65,748
   Carrefour Supermarche SA                                    8,075     437,021
   Castorama Dubois Investissement SA                          1,122      72,025
   Compagnie de Saint-Gobain SA                                4,736     212,581
   Compagnie Generale des Etablissements Michelin "B"          2,102      85,175
   Dassault Systemes SA                                          842      38,459
   Essilor International SA                                    1,801      73,227
   Etablissements Economiques du Casino Guichard-Perrachon SA    544      46,069
   European Aeronautic Defence and Space Co.                   4,330      66,582
   France Telecom SA                                           6,121      57,005
   Groupe Danone                                               1,915     263,261
   Lafarge SA                                                  1,958     195,305
   Lagardere S.C.A                                             2,082      90,143
   L'Oreal SA                                                  5,068     395,406
   LVMH SA                                                     3,334     167,925
   Pechiney SA "A"                                             1,248      57,004
   Pernod Ricard                                                 796      77,984
   Pinault-Printemps-Redoute SA                                1,062     125,964
   PSA Peugeot Citroen                                         2,544     132,029
   Publicis Groupe                                             1,884      52,005
   Renault SA                                                  2,408     112,605
   Sagem SA                                                      316      21,221
   Sanofi-Synthelabo SA                                        6,079     369,821
   Schneider SA                                                3,103     166,863
   Societe Generale "A"                                        4,570     301,038
   Societe Television Francaise 1                              2,066      55,314
   Sodexho Alliance SA                                         1,659      62,916
   STMicroelectronics NV                                       8,977     223,858
   Suez SA                                                    12,448     331,927
   Technip SA                                                    415      43,690
   Thales/Ex Thomson CSF                                       1,206      51,215
   Thomson Multimedia SA                             1         2,470      58,423
   TotalFinaElf SA                                             9,791   1,589,674
   Union du Credit Bail Immobilier                               846      52,219
   Valeo SA                                                    1,268      52,721
   Vinci SA                                                    1,028      69,697
   Vivendi Universal SA                                       13,998     302,477
   -----------------------------------------------------------------------------
                                                                       9,051,207
   -----------------------------------------------------------------------------

   GERMANY--6.70%
   -----------------------------------------------------------------------------
   Adidas AG                                                     700      57,518
   Allianz AG                                                  2,792     563,744
   Altana AG                                                   1,162      63,048
   BASF AG                                                     8,342     388,446
   Bayer AG                                                   10,589     339,351
   Bayerische Hypo-und Vereinsbank AG                          5,346     174,230
   Beiersdorf AG                                                 587      71,305
   Continental AG                                    1         2,043      36,318
   DaimlerChrysler AG                                         13,328     646,815
   Deutsche Bank AG                                            8,609     598,555

   Deutsche Boerse AG                                          1,131      48,141
   Deutsche Lufthansa AG                             1         3,321      47,229
   Deutsche Post AG                                            6,154      79,556
   Deutsche Telekom AG                                        32,001     300,240
   E.On AG                                                     8,957     519,697
   Epcos AG                                          1           900      29,420
   Fresenius Medical Care AG                                     705      31,506
   Gehe AG                                                       722      30,162
   Heidelberger Zement AG                                        647      31,821
   Infineon Technologies AG                          1         5,374      84,811
   Karstadtquelle AG                                             926      23,412
   Linde AG                                                    1,524      76,113
   MAN AG                                                      1,448      30,560
   Marschollek, Lautenschlaeger and Partner AG                   874      27,276
   Merck KGaA                                                  1,426      38,588
   Metro AG                                                    2,428      74,694
   Muenchener Rueckversicherungs-Gesellschaft AG               1,502     356,009
   Preussag AG                                                 2,530      61,616
   RWE AG                                                      5,742     227,398
   SAP AG                                                      3,167     310,426
   Schering AG                                                 2,840     178,888
   Siemens AG                                                 12,385     743,423
   Thyssen Krupp AG                                            5,536      83,650
   Volkswagen AG                                               3,565     171,814
   WCM Beteiligungs & Grundbesi AG                   1         3,148      20,208
   -----------------------------------------------------------------------------
                                                                       6,565,988
   -----------------------------------------------------------------------------

   GREECE--0.35%
   -----------------------------------------------------------------------------
   Coca-Cola Hellenic Bottling Co. SA                          2,250      38,087
   Commercial Bank of Greece                                   1,700      36,600
   Credit Bank/ Greece                                         4,130      59,142
   EFG Eurobank Ergasias                                       3,600      50,486
   Hellenic Telecommunications Organization SA                 4,360      68,895
   National Bank of Greece SA                                  4,215      89,665
   -----------------------------------------------------------------------------
                                                                         342,875
   -----------------------------------------------------------------------------

   HONG KONG--1.54%
   -----------------------------------------------------------------------------
   Bank of East Asia Ltd.                                     28,000      56,358
   Cathay Pacific Airways Ltd.                                18,000      27,578
   Cheung Kong (Holdings) Ltd.                                22,000     183,335
   CLP Holdings Ltd.                                          29,700     118,040
   Esprit Holdings Ltd.                                       12,000      23,000
   Hang Seng Bank Ltd.                                        12,000     128,462
   Henderson Land Development Co. Ltd.                        11,000      45,693
   Hong Kong & China Gas Co. Ltd.                             59,672      79,179
   Hong Kong Exchanges & Clearing Ltd.                        20,000      32,948
   Hongkong Electric Holdings Ltd.                            21,000      78,481
   Hutchison Whampoa Ltd.                                     32,700     244,204
   Johnson Electric Holdings Ltd.                             27,000      32,019
   Li & Fung Ltd.                                             28,000      37,694
   New World Development Co. Ltd.                             36,000      28,616
   Pacific Century CyberWorks Ltd.                   1       150,591      35,524
   Shangri-La Asia Ltd.                                       30,000      24,999
   Sino Land Co. Ltd.                                         48,000      18,154
   Sun Hung Kai Properties Ltd.                               20,000     151,924
   Swire Pacific Ltd. "A"                                     16,000      81,846
   Television Broadcasts Ltd.                                  7,000      29,795

   Wharf Holdings Ltd.                                        21,000      49,539
   -----------------------------------------------------------------------------
                                                                       1,507,388
   -----------------------------------------------------------------------------

   IRELAND--0.80%
   -----------------------------------------------------------------------------
   Allied Irish Banks PLC                                     14,219     188,790
   Bank of Ireland                                            15,410     191,910
   CRH PLC                                                     7,818     127,397
   Elan Corporation PLC                              1         5,605      32,059
   Irish Life & Permanent PLC                                  5,332      76,244
   Kerry Group PLC "A"                                         3,985      58,948
   Ryanair Holdings PLC                              1         9,364      57,235
   Smurfit (Jefferson) Group PLC                              16,935      51,846
   -----------------------------------------------------------------------------
                                                                         784,429
   -----------------------------------------------------------------------------

   ITALY--3.54%
   -----------------------------------------------------------------------------
   Alitalia SpA                                      1        45,858      29,757
   Alleanza Assicurazioni SpA                                  7,501      72,005
   Arnoldo Mondadori Editore SpA                               3,573      23,678
   Assicurazioni Generali SpA                                 15,466     366,580
   Autogrill SpA                                     1         2,636      30,641
   Autostrade SpA                                             14,223     117,850
   Banca di Roma SpA                                          14,494      26,982
   Banca Monte dei Paschi di Siena SpA                        13,241      43,023
   Banca Nazionale del Lavoro SpA                    1        28,130      49,033
   Benetton Group SpA                                          1,637      19,142
   Bipop Carire SpA                                  1        24,750      33,316
   Bulgari SpA                                                 3,800      23,981
   Enel SpA                                                   31,471     180,269
   ENI SpA                                                    43,345     689,199
   Fiat SpA                                                    4,995      62,699
   Gruppo Editoriale L'Espresso                                4,516      14,762
   IntesaBci SpA                                              55,864     170,480
   Italgas SpA                                                 4,503      50,031
   Luxottica Group SpA                                         1,800      35,002
   Mediaset SpA                                               10,047      77,792
   Mediobanca Banca SpA                                        7,961      73,591
   Parmalat Finanziaria SpA                                    8,021      24,795
   Pirelli SpA                                                20,490      21,855
   Riunione Adriatica di Sicurta SpA                           6,408      86,004
   Sanpaolo - IMI SpA                                         14,550     145,995
   Seat-Pagine Gialle SpA                            1        81,951      60,054
   Snam Rete Gas SpA                                          13,475      39,790
   Telecom Italia Mobile SpA                                  57,604     236,090
   Telecom Italia SpA                                         29,057     154,101
   Telecom Italia SpA "A"                                     35,663     279,298
   Tiscali SpA                                       1         3,079      18,701
   Unicredito Italiano SpA                                    46,912     212,192
   -----------------------------------------------------------------------------
                                                                       3,468,688
   -----------------------------------------------------------------------------

   JAPAN--21.31%
   -----------------------------------------------------------------------------
   Acom Co. Ltd.                                               1,200      81,996
   Advantest Corp.                                             1,100      68,463
   Aeon Co. Ltd.                                               3,700      98,782
   AIFUL Corporation                                             700      45,904
   Ajinomoto Co. Inc.                                          9,000      96,563
   Alps Electric Co. Ltd.                                      3,000      37,894
   Amada Co. Ltd.                                              5,000      24,236

   Asahi Breweries Ltd.                                        7,000      58,577
   Asahi Glass Co. Ltd.                                       13,000      83,188
   Asahi Kasei Corp.                                          21,000      69,907
   Bank of Fukuoka Ltd.                                       11,000      43,501
   Bank of Yokohama Ltd.                                      16,000      68,080
   Benesse Corporation                                         1,500      27,407
   Bridgestone Corp.                                           9,000     123,895
   Canon Inc.                                                 13,000     491,323
   Casio Computer Co. Ltd.                                     6,000      29,334
   Central Japan Railway Co.                                      15      91,357
   Chiba Bank Ltd. (The)                                      11,000      37,444
   Chubu Electric Power Co. Inc.                               8,900     156,304
   Chugai Pharmaceutical Co. Ltd.                              4,000      47,856
   Citizen Watch Co. Ltd.                                      5,000      33,664
   Credit Saison Co. Ltd.                                      2,200      52,219
   CSK Corp.                                                   1,100      39,187
   Dai Nippon Printing Co. Ltd.                               10,000     132,738
   Daiichi Pharmaceutical Co. Ltd.                             4,000      73,085
   Daikin Industries Ltd.                                      3,000      54,939
   Dainippon Ink & Chemical Inc.                     1        14,000      30,019
   Daito Trust Construction Co. Ltd.                           1,600      29,968
   Daiwa Bank Holdings Inc.                          1        65,000      49,894
   Daiwa House Industry Co. Ltd.                               7,000      42,808
   Daiwa Securities Group Inc.                                18,000     116,687
   Denso Corp.                                                 7,300     114,074
   East Japan Railway Co.                                         46     215,301
   Ebara Corporation                                           5,000      26,948
   Eisai Co. Ltd.                                              4,000     102,786
   Fanuc Ltd.                                                  1,700      85,383
   Fast Retailing Co. Ltd.                                     1,000      21,692
   Fuji Photo Film Co. Ltd.                                    7,000     226,014
   Fuji Soft ABC Inc.                                            800      32,238
   Fuji Television Network Inc.                                    5      28,909
   Fujikura Ltd.                                               7,000      25,521
   Fujisawa Pharmaceutical Co. Ltd.                            4,000      95,778
   Fujitsu Ltd.                                               25,000     174,370
   Furukawa Electric Co. Ltd.                                  8,000      30,636
   Gunma Bank Ltd.                                            10,000      46,221
   Heavy Industries Co. Ltd.                                  19,000      28,692
   Hirose Electric Co. Ltd.                                      600      52,311
   Hitachi Ltd.                                               43,000     278,034
   Honda Motor Co. Ltd.                                        9,700     393,309
   Hoya Corp.                                                  1,700     123,678
   Isetan Co. Ltd.                                             3,000      30,285
   Itochu Corp.                                               19,000      66,578
   Ito-Yokado Co. Ltd.                                         6,000     300,350
   Japan Airlines Co. Ltd.                           1        11,000      31,020
   Japan Energy Corp.                                         18,000      27,331
   Japan Tobacco Inc.                                             13      87,202
   JGC Corp.                                                   4,000      28,366
   Joyo Bank Ltd.                                             16,000      43,251
   Kajima Corp.                                               14,000      39,712
   Kaneka Corp.                                                4,000      27,866
   Kansai Electric Power Co. Inc.                             10,400     164,425
   Kao Corp.                                                   9,000     207,242
   Kawasaki Heavy Industries Ltd.                    1        24,000      30,636
   Kawasaki Steel Corp.                              1        40,000      52,060

   Keihin Electric Express Railway Co. Ltd.                    9,000      40,697
   Keio Electric Railway Co. Ltd.                              9,000      45,052
   Keyence Corp.                                                 500     105,915
   Kinden Corp.                                                5,000      23,777
   Kinki Nippon Railway Co. Ltd.                     1        27,000      88,077
   Kirin Brewery Co. Ltd.                                     12,000      84,098
   Komatsu Ltd.                                               15,000      53,688
   Konami Company Ltd.                                         1,700      35,671
   Konica Corp.                                                5,000      32,329
   Kubota Corp.                                               17,000      51,768
   Kuraray Co. Ltd.                                            8,000      52,394
   Kurita Water Industries Ltd.                                2,000      24,612
   Kyocera Corp.                                               2,500     182,504
   Kyowa Hakko Kogyo Co. Ltd.                                  7,000      37,961
   Kyushu Electric Power Co. Inc.                              5,800      85,940
   Lawson Inc.                                                 1,000      30,619
   Mabuchi Motor Co. Ltd.                                        500      49,266
   Marubeni Corp.                                    1        27,000      27,707
   Marui Co. Ltd.                                              6,000      76,039
   Matsushita Communication Industrial Co. Ltd.                1,400      53,963
   Matsushita Electric Industrial Co. Ltd.                    30,000     409,227
   Matsushita Electric Works Ltd.                              6,000      43,050
   Meiji Seika Inc.                                            6,000      21,475
   Millea Holdings Inc.                              1            21     172,401
   Minebea Co. Ltd.                                            7,000      41,114
   Mitsubishi Chemical Corp.                         1        27,000      62,848
   Mitsubishi Corp.                                           16,000     115,734
   Mitsubishi Electric Corp.                         1        26,000     116,704
   Mitsubishi Estate Co. Ltd.                                 14,000     114,467
   Mitsubishi Heavy Industries Ltd.                           45,000     136,282
   Mitsubishi Materials Corp.                        1        18,000      35,741
   Mitsubishi Rayon Co.                                       11,000      34,763
   Mitsubishi Tokyo Financial Group Inc.                          52     351,891
   Mitsui & Co. Ltd.                                          19,000     127,131
   Mitsui Chemicals Inc.                                       8,000      39,980
   Mitsui Engineering & Shipbuilding Co. Ltd.        1        17,000      21,276
   Mitsui Fudosan Co. Ltd.                                    11,000      97,281
   Mitsui Mining & Smelting Co. Ltd.                          11,000      32,764
   Mitsui Sumitomo Insurance Co. Ltd.                         20,000     107,626
   Mitsui Trust Holdings Inc.                                 11,000      22,851
   Mitsukoshi Ltd.                                             8,000      23,761
   Mizuho Holdings Inc.                                           87     193,075
   Murata Manufacturing Co. Ltd.                               3,600     231,270
   NEC Corp.                                                  22,000     153,078
   NGK Insulators Ltd.                                         6,000      47,506
   NGK Spark Plug Co. Ltd.                                     3,000      22,751
   Nidec Corp.                                                   600      43,501
   Nikko Cordial Corp.                                        20,000     100,952
   Nikon Corp.                                                 5,000      55,356
   Nintendo Co. Ltd.                                           1,500     220,883
   Nippon COMSYS Corp.                                         3,000      16,619
   Nippon Express Co. Ltd.                                    14,000      74,169
   Nippon Meat Packers Inc.                                    3,000      37,594
   Nippon Mitsubishi Oil Corp.                                23,000     118,972
   Nippon Sheet Glass Co. Ltd.                                 6,000      20,273
   Nippon Steel Corp.                                         81,000     126,376
   Nippon Telegraph & Telephone Corp.                             80     329,051

   Nippon Unipac Holding                                          13      80,477
   Nippon Yusen Kabushiki Kaisha                              18,000      62,023
   Nissan Motor Co. Ltd.                                      35,000     242,365
   Nisshin Seifun Group Inc.                                   3,000      21,475
   Nissin Food Products Co. Ltd.                               1,800      35,742
   Nitto Denko Corp.                                           2,100      68,855
   NKK Corp.                                         1        48,000      46,454
   Nomura Holdings Inc.                                       27,000     396,463
   NSK Ltd.                                                    8,000      33,238
   NTT Data Corp.                                                 20      80,093
   NTT DoCoMo Inc.                                               270     664,525
   Obayashi Corp.                                             10,000      28,366
   Oji Paper Co. Ltd.                                         13,000      74,295
   Olympus Optical Co. Ltd.                                    4,000      55,865
   Omron Corp.                                                 4,000      57,901
   Onward Kashiyama Co. Ltd.                                   3,000      29,434
   Oracle Corp. Japan                                            500      21,317
   Oriental Land Co. Ltd.                                        800      57,200
   ORIX Corp.                                                  1,200      96,813
   Osaka Gas Co. Ltd.                                         33,000      78,467
   Pioneer Corp.                                               2,600      46,529
   Promise Co. Ltd.                                            1,400      70,549
   Ricoh Co. Ltd.                                             10,000     173,119
   Rohm Co. Ltd.                                               1,700     253,738
   Sankyo Co. Ltd.                                             6,000      81,595
   Sanyo Electric Co. Ltd.                                    24,000     104,722
   Secom Co. Ltd.                                              3,000     147,172
   Sega Enterprises Ltd.                             1         1,600      38,445
   Sekisui Chemical Co. Ltd.                                   9,000      30,786
   Sekisui House Ltd.                                          8,000      58,802
   Seven-Eleven Japan Co. Ltd.                                 6,000     236,276
   77 Bank Ltd. (The)                                          9,000      35,441
   Sharp Corp.                                                14,000     177,773
   Shimamura Co. Ltd.                                            400      30,702
   Shimano Inc.                                                1,900      25,775
   Shimizu Corp.                                              10,000      32,955
   Shin-Etsu Chemical Co. Ltd.                                 5,500     236,317
   Shionogi & Co. Ltd.                                         5,000      63,783
   Shiseido Co. Ltd.                                           6,000      79,993
   Shizuoka Bank Ltd.                                         10,000      60,738
   Showa Denko K.K                                   1        17,000      27,657
   Showa Shell Sekiyu K.K                                      4,000      23,260
   Skylark Co.                                                 2,000      46,721
   SMC Corp.                                                     800      94,577
   Softbank Corp.                                              3,000      41,649
   Sony Corp.                                                 13,500     712,957
   Sumitomo Chemical Co. Ltd.                                 18,000      81,846
   Sumitomo Corp.                                             12,000      72,685
   Sumitomo Electric Industries Ltd.                          10,000      69,331
   Sumitomo Metal Industries Ltd.                    1        55,000      24,321
   Sumitomo Metal Mining Co. Ltd.                              9,000      40,697
   Sumitomo Mitsui Banking Corp.                              57,000     278,200
   Sumitomo Realty & Development Co. Ltd.                      6,000      36,392
   Sumitomo Trust & Banking Co. Ltd. (The)                    14,000      67,278
   Taiheiyo Cement Corp.                                      16,000      29,768
   Taisei Corp.                                               13,000      29,935
   Taisho Pharmaceutical Co. Ltd.                              3,000      46,204

   Taiyo Yuden Co. Ltd.                                        2,000      32,705
   Takara Shuzo Co. Ltd.                                       4,000      27,332
   Takashimaya Co. Ltd.                                        6,000      34,941
   Takeda Chemical Industries Ltd.                            12,000     526,614
   Takefuji Corp.                                              1,190      82,702
   TDK Corp.                                                   1,800      84,999
   Teijin Ltd.                                                13,000      44,252
   Terumo Corp.                                                3,100      41,433
   THK Co. Ltd.                                                1,600      30,769
   Tobu Railway Co. Ltd.                                      18,000      50,308
   Toho Co. Ltd.                                               3,000      34,390
   Tohoku Electric Power Co. Inc.                              7,700     107,926
   Tokyo Broadcasting System                                   1,000      22,401
   Tokyo Electric Power Co. Inc. (The)                        17,300     355,787
   Tokyo Electron Ltd.                                         2,300     149,867
   Tokyo Gas Co. Ltd.                                         40,000     111,128
   Tokyu Corp.                                                16,000      61,939
   TonenGeneral Sekiyu K.K                                     6,000      42,550
   Toppan Printing Co. Ltd.                                   10,000     103,955
   Toray Industries Inc.                                      20,000      53,562
   Toshiba Corp.                                     1        42,000     170,999
   Tosoh Corporation                                          11,000      35,333
   Tostem Corp.                                                4,000      68,246
   Toto Ltd.                                                   8,000      37,377
   Toyo Information Systems                                      700      19,915
   Toyo Seikan Kaisha Ltd.                                     3,000      39,446
   Toyota Industries Corporation                               2,000      32,488
   Toyota Motor Corp.                                         36,100     957,769
   Trend Micro Inc.                                  1         1,500      41,924
   Ube Industries Ltd.                               1        17,000      26,523
   UFJ Holdings Inc.                                              49     118,555
   Uni-Charm Corp.                                             1,000      37,544
   Uny Co. Ltd.                                                3,000      33,990
   Wacoal Corp.                                                3,000      24,854
   West Japan Railway Company                                     16      64,609
   World Co. Ltd.                                                700      20,733
   Yakult Honsha Co. Ltd.                                      3,000      34,215
   Yamada Denki Co. Ltd.                                         400      35,041
   Yamaha Corp.                                                3,000      29,184
   Yamanouchi Pharmaceutical Co. Ltd.                          5,000     129,735
   Yamato Transport Co. Ltd.                                   6,000     109,378
   Yasuda Fire & Marine Insurance Co. Ltd. (The)              11,000      67,362
   Yokogawa Electric Corp.                                     5,000      38,796
   -----------------------------------------------------------------------------
                                                                      20,890,940
   -----------------------------------------------------------------------------

   LUXEMBOURG--0.07%
   -----------------------------------------------------------------------------
   Arcelor                                           1         5,120      72,662
   -----------------------------------------------------------------------------
                                                                          72,662
   -----------------------------------------------------------------------------

   NETHERLANDS--5.89%
   -----------------------------------------------------------------------------
   ABN AMRO Holding NV                                        21,240     385,759
   Aegon NV                                                   14,134     294,667
   Akzo Nobel NV                                               4,527     197,120
   ASM Lithography Holding NV                        1         6,898     109,204
   Burhmann NV                                                 1,897      17,498
   Elsevier NV                                                10,456     142,503
   Getronics NV                                      1        13,110      24,989

   Hagemeyer NV                                                2,174      30,058
   Heineken NV                                                 3,105     136,275
   IHC Caland NV                                                 538      32,172
   ING Groep NV                                               25,641     658,397
   Koninklijke Ahold NV                                       10,153     213,576
   Koninklijke Numico NV                                       2,485      55,734
   Koninklijke (Royal) KPN NV                        1        26,922     126,027
   Philips Electronics NV                                     20,446     570,838
   QIAGEN NV                                         1         2,562      30,312
   Royal Dutch Petroleum Co.                                  32,870   1,830,872
   TNT Post Group NV                                           5,722     129,239
   Unilever NV - CVA                                           8,785     575,221
   Vedior NV                                                   2,340      32,354
   VNU NV                                                      3,522      97,880
   Wolters Kluwer NV - CVA                                     4,421      83,918
   -----------------------------------------------------------------------------
                                                                       5,774,613
   -----------------------------------------------------------------------------

   NEW ZEALAND--0.11%
   -----------------------------------------------------------------------------
   Carter Holt Harvey Ltd.                                    22,340      21,484
   Contact Energy Ltd.                                        12,981      25,156
   Telecom Corp. of New Zealand Ltd.                          24,159      57,849
   -----------------------------------------------------------------------------
                                                                         104,489
   -----------------------------------------------------------------------------

   NORWAY--0.47%
   -----------------------------------------------------------------------------
   DNB Holding ASA                                             8,741      47,640
   Norsk Hydro ASA                                             2,634     125,658
   Norske Skogindustrier ASA                                   2,197      40,987
   Orkla ASA                                                   3,495      67,531
   Statoil ASA                                                 7,496      66,926
   Storebrand ASA                                    1         4,981      30,135
   Tandberg ASA                                      1         2,262      26,676
   Telenor ASA                                                 8,100      28,711
   Tomra Systems ASA                                           3,804      29,908
   -----------------------------------------------------------------------------
                                                                         464,172
   -----------------------------------------------------------------------------

   PORTUGAL--0.35%
   -----------------------------------------------------------------------------
   Banco Comercial Portugues SA "R"                           23,396      81,102
   Banco Espirito Santo e Comercial de Lisboa SA               2,141      24,422
   BPI-SPGS SA - Registered                                    8,363      20,318
   Brisa-Auto Estradas de Portugal SA                          7,538      42,434
   Cimentos de Portugal SA                                       793      15,397
   Electricidade de Portugal SA                               26,413      51,128
   Portugal Telecom SA                                        12,935      91,338
   Sonae SGPS SA                                     1        26,102      14,693
   -----------------------------------------------------------------------------
                                                                         340,832
   -----------------------------------------------------------------------------

   SINGAPORE--0.78%
   -----------------------------------------------------------------------------
   Capitaland Ltd.                                            32,000      27,712
   Chartered Semiconductor Manufacturing Ltd.        1        10,000      20,376
   City Developments Ltd.                                     11,000      35,489
   DBS Group Holdings Ltd.                                    17,652     123,891
   Fraser & Neave Ltd.                                         8,400      37,408
   Oversea-Chinese Banking Corp Ltd. - Ordinary Shares        17,350     114,897
   Singapore Airlines Ltd.                                     8,000      58,412
   Singapore Press Holdings Ltd.                               6,000      67,582
   Singapore Technologies Engineering Ltd.                    32,000      34,957
   Singapore Telecommunications Ltd.                          94,000      72,888

   United Overseas Bank Ltd.                                  19,392     139,396
   Venture Manufacturing Ltd.                                  4,000      31,923
   -----------------------------------------------------------------------------
                                                                         764,931
   -----------------------------------------------------------------------------

   SPAIN--2.91%
   -----------------------------------------------------------------------------
   Acerinox SA                                                 1,044      43,768
   ACS Actividades de Construccion y Servicios SA                869      27,978
   Altadis SA                                                  4,952     102,213
   Autopistas Concesionaria Espanola SA                        3,446      38,287
   Banco Bilbao Vizcaya SA                                    47,585     538,091
   Banco Santander Central Hispano SA                         66,128     525,076
   Endesa SA                                                  14,857     215,835
   Fomento de Construcciones y Contratas SA                    1,111      27,101
   Gas Natural SDG SA                                          3,991      76,859
   Grupo Dragados SA                                           2,879      51,321
   Iberdrola SA                                               12,696     184,943
   Inditex                                           1         3,432      72,466
   Repsol YPF SA                                              15,763     185,876
   Sociedad General de Aguas de Barcelona SA                   2,400      28,253
   Telefonica SA                                     1        70,329     590,384
   Terra Networks SA                                 1         6,752      38,343
   Union Electrica Fenosa SA                                   4,548      83,544
   Zeltia SA Rights                                  1         2,783      22,125
   -----------------------------------------------------------------------------
                                                                       2,852,463
   -----------------------------------------------------------------------------

   SWEDEN--1.79%
   -----------------------------------------------------------------------------
   ASSA Abloy AB "B"                                           5,141      72,440
   Atlas Copco AB "A"                                          2,002      47,924
   Drott AB "B"                                                2,450      28,258
   Electrolux AB "B"                                           5,243     105,825
   Gambro AB "A"                                               3,797      24,995
   Hennes & Mauritz AB "B"                                     7,479     149,736
   Modern Times Group MTG AB "B"                     1         1,153      15,306
   Nordea AB                                                  34,519     187,797
   OM Gruppen AB                                               1,800      13,514
   Sandvik AB                                                  3,683      91,970
   Securitas AB "B"                                            4,909     100,953
   Skandia Forsakrings AB                                     14,766      67,159
   Skandinaviska Enskilda Banken (SEB) "A"                     8,269      86,825
   Skanska AB "B"                                              6,817      47,101
   Svenska Cellulosa AB "B"                                    2,935     104,428
   Svenska Handelsbanken AB "A"                                8,943     136,717
   Swedish Match AB                                            8,014      66,272
   Tele2 AB "B"                                      1         1,708      31,408
   Telefonakfiebolaget Ericsson AB "B"               1       116,945     176,868
   Telia AB                                                   15,447      43,028
   Trelleborg AB "B"                                           2,686      26,450
   Volvo AB "A"                                                1,873      37,805
   Volvo AB "B"                                                3,521      72,983
   WM-Data AB "B"                                              7,655      14,493
   -----------------------------------------------------------------------------
                                                                       1,750,255
   -----------------------------------------------------------------------------

   SWITZERLAND--7.87%
   -----------------------------------------------------------------------------
   ABB Ltd.                                          1        14,506     129,148
   Adecco SA                                                   1,951     115,887
   Ciba Specialty Chemicals AG                                 1,113      89,182
   Clariant AG - Registered                                    2,410      57,325

   Compagnie Financiere Richemont AG                           8,549     194,445
   Credit Suisse Group                               1        15,699     498,423
   Givaudan SA                                                   139      56,039
   Holcim Ltd. "B"                                               453     103,947
   Kudelski SA - Bearer                              1           577      20,219
   Logitech Intenational SA                          1           750      34,873
   Lonza Group AG - Registered                                   903      69,777
   Nestle SA                                                   6,060   1,412,948
   Novartis AG                                                42,070   1,850,146
   Roche Holding AG - Bearer                                     761      86,672
   Roche Holding AG - Genusschein                             10,793     815,866
   Serono SA                                                     112      73,826
   SGS Societe Generale de Surveillance Holding SA               120      38,300
   Swatch Group (The) AG                                       1,482      28,032
   Swatch Group (The) AG "B"                                     594      52,884
   Swiss Re                                                    4,405     430,658
   Swisscom AG                                                   424     123,361
   Syngenta AG                                                 1,802     108,308
   Synthes-Stratec Inc.                                           78      47,694
   UBS AG - Registered                               1        19,535     982,493
   Unaxis Holding AG "R"                                         230      27,200
   Zurich Financial Services AG                                1,317     265,922
   -----------------------------------------------------------------------------
                                                                       7,713,575
   -----------------------------------------------------------------------------

   UNITED KINGDOM--25.93%
   -----------------------------------------------------------------------------
   Airtours PLC                                               10,742      25,174
   AMEC PLC                                                    4,318      27,545
   AMVESCAP PLC                                               10,098      82,269
   Arm Holdings PLC                                  1        16,811      37,411
   Associated British Ports Holdings PLC                       5,494      37,684
   AstraZeneca PLC                                            26,837   1,111,017
   AWG PLC                                           1         5,706      47,836
   BAA PLC                                                    16,711     152,576
   BAE Systems PLC                                            46,132     235,559
   Balfour Beatty PLC                                          7,911      28,216
   Barclays PLC                                              101,830     856,787
   Barratt Developments PLC                                    4,556      29,167
   Bass PLC                                                   13,223     134,334
   BBA Group PLC                                               8,492      35,660
   Berkeley Group (The) PLC                                    2,351      26,339
   BG Group PLC                                               55,061     239,609
   BHP Billiton PLC                                           33,841     184,406
   BOC Group PLC                                               7,505     116,568
   Boots Co. PLC                                              13,974     138,556
   BP PLC                                                    344,785   2,895,711
   BPB Industries PLC                                          7,813      41,682
   Brambles Industries PLC                                    11,574      57,909
   British Airways PLC                               1         9,883      28,057
   British American Tobacco PLC                               25,228     271,100
   British Land Co. PLC                                        8,357      70,952
   British Sky Broadcasting Group PLC                1        17,657     169,287
   BT Group PLC                                      1       134,005     514,727
   BTG PLC                                           1         3,130      16,221
   Bunzl PLC                                                   7,730      61,151
   Cable & Wireless PLC                                       34,979      89,172
   Cadbury Schweppes PLC                                      30,614     229,351
   Canary Wharf Finance PLC                          1         8,565      58,096

   Capita Group PLC                                           11,482      54,605
   Carlton Communications PLC                                 11,690      37,419
   Celltech Group PLC                                1         4,521      35,834
   Centrica PLC                                               63,208     195,578
   CGNU PLC                                                   33,255     267,384
   Chubb PLC                                                  15,278      36,678
   CMG PLC                                                    13,451      20,708
   Compass Group PLC                                          33,586     203,749
   Corus Group PLC                                   1        50,808      65,055
   Daily Mail and General Trust PLC "A"                        5,187      49,573
   De La Rue PLC                                               3,012      23,220
   Diageo PLC                                                 50,347     653,836
   Dixons Group PLC                                           30,994      90,351
   Electrocomponents PLC                                       7,289      40,830
   EMI Group PLC                                              13,920      52,832
   Exel PLC                                                    4,881      62,160
   FKI PLC                                                    11,736      28,041
   George Wimpey PLC                                           6,840      27,941
   GKN PLC                                                    12,002      56,300
   GlaxoSmithKline PLC                                        93,879   2,029,091
   Granada Compass PLC                                        45,433      77,213
   Great Universal Stores PLC                                 15,842     145,487
   Hammerson PLC                                               5,164      43,589
   Hanson PLC                                                 11,831      84,486
   Hays PLC                                                   26,857      63,041
   HBOS PLC                                                   56,457     610,989
   Hilton Group PLC                                           25,162      87,541
   HSBC Holdings PLC                                         142,590   1,639,856
   IMI PLC                                                     7,298      36,125
   Imperial Chemical Industries PLC                           18,819      91,506
   Imperial Tobacco Group PLC                                 11,218     182,447
   International Power PLC                           1        18,789      48,113
   Invensys PLC                                               55,332      75,063
   J Sainsbury PLC                                            23,509     127,567
   Johnson Matthey PLC                                         3,841      58,781
   Kelda Group PLC                                             7,483      48,704
   Kidde PLC                                         1        16,008      20,985
   Kingfisher PLC                                             20,439      98,524
   Land Securities PLC                                         8,042     105,787
   Lattice Group PLC                                          53,502     139,453
   Legal & General Group PLC                                  75,949     151,366
   Lloyds TSB Group PLC                                       83,915     835,240
   Logica PLC                                                  8,212      25,034
   Man Group PLC                                               4,439      69,691
   Marconi PLC                                               107,668       6,482
   Marks & Spencer Group PLC                                  35,465     201,498
   Misys PLC                                                  10,969      40,461
   National Grid Group PLC                                    26,246     186,425
   Next PLC                                                    5,395      76,641
   Novar PLC                                                  11,476      24,401
   Nycomed Amersham PLC "A"                                   11,164      98,698
   P&O Princess Cruises PLC                                   11,447      72,409
   Pearson PLC                                                12,312     122,451
   Peninsular & Oriental Steam Navigation Co. PLC             12,332      45,300
   Pilkington PLC                                             20,386      28,820
   Provident Financial PLC                                     3,885      40,919
   Prudential Corp. PLC                                       29,663     271,283

   Railtrack Group PLC                               2         7,258      22,126
   Rank Group PLC                                             11,036      44,998
   Reckitt Benckiser PLC                                       8,278     148,511
   Reed International PLC                                     19,476     185,094
   Rentokil Initial PLC                                       30,794     125,322
   Reuters Group PLC                                          22,139     117,434
   Rexam PLC                                                   7,482      48,469
   Rio Tinto PLC                                              16,605     304,481
   RMC Group PLC                                               4,624      46,271
   Rolls Royce PLC                                            22,639      55,902
   Royal Bank of Scotland Group PLC                           41,559   1,178,243
   Royal Sun Alliance Industries Group PLC                    22,266      81,792
   Safeway PLC                                                17,403      74,739
   Sage Group PLC                                             20,461      52,863
   Schroders PLC                                               2,680      23,918
   Scottish & Southern Energy PLC                             13,085     129,442
   Scottish Newcastle Breweries PLC                           11,369     105,361
   Scottish Power PLC                                         27,862     149,808
   Serco Group PLC                                             9,643      29,538
   Severn Trent PLC                                            6,011      66,243
   Shell Transport & Trading Co. PLC                         149,074   1,124,763
   Signet Group PLC                                           30,914      44,646
   Slough Estates PLC                                          7,368      40,777
   Smith & Nephew PLC                                         14,952      82,958
   Smiths Group PLC                                            8,843     114,840
   Spirent PLC                                                14,878      19,617
   SSL International PLC                                       4,550      24,803
   Stagecoach Holdings PLC                                    22,950      21,952
   Tate & Lyle PLC                                             7,802      41,741
   Taylor Woodrow PLC                                         10,062      27,607
   Tesco PLC                                                 105,233     382,554
   3i Group PLC                                                9,474      98,847
   Unilever PLC                                               41,887     381,800
   United Business Media PLC                                   6,060      40,181
   United Utilities PLC                                        8,811      82,059
   Vodafone Group PLC                                      1,052,069   1,443,228
   Whitebread PLC                                              5,511      51,451
   Wolseley PLC                                                9,005      91,277
   WPP Group PLC                                              17,912     151,254
   -----------------------------------------------------------------------------
                                                                      25,420,600
   -----------------------------------------------------------------------------

   UNITED STATES--1.25%
   -----------------------------------------------------------------------------
   iShares MSCI EAFE Index Fund                      3        10,328   1,224,384
   -----------------------------------------------------------------------------
                                                                       1,224,384
   -----------------------------------------------------------------------------

   TOTAL COMMON STOCKS
   (Cost: $115,857,609)                                               96,457,549
   -----------------------------------------------------------------------------


   SECURITY                                                  SHARES      VALUE
   -----------------------------------------------------------------------------

   PREFERRED STOCKS--0.40%
   AUSTRALIA--0.14%
   -----------------------------------------------------------------------------
   News Corp. Ltd. (The)                                      30,583     140,431
   -----------------------------------------------------------------------------
                                                                         140,431
   -----------------------------------------------------------------------------

   GERMANY--0.23%
   ----------------------------------------------------------------------------
   Henkel KGaA                                                1,015      70,871
   Hugo Boss AG                                                 843      15,610
   Porsche AG                                                   136      64,806
   Prosieben Satellite Media AG                      1        1,594      16,167
   Volkswagen AG                                              1,739      56,504
   ----------------------------------------------------------------------------
                                                                        223,958
   ----------------------------------------------------------------------------

   ITALY--0.03%
   ----------------------------------------------------------------------------
   IntesaBci SpA - RNC                                       14,106      31,205
   ----------------------------------------------------------------------------
                                                                         31,205
   ----------------------------------------------------------------------------

   TOTAL PREFERRED STOCKS
   (Cost: $522,324)                                                     395,594
   ----------------------------------------------------------------------------


   SECURITY                                                 SHARES      VALUE
   ----------------------------------------------------------------------------

   SHORT TERM INSTRUMENTS--5.68%

   ----------------------------------------------------------------------------
   Barclays Global Investors Funds
   Institutional Money Market Fund,
   Institutional Shares                                   4,460,215   4,460,215

   Dreyfus Money Market Fund                                172,080     172,080

   Goldman Sachs Financial Square Prime Obligation Fund     169,832     169,832

   Providian Temp Cash Money Market Fund                    760,399     760,399
   ----------------------------------------------------------------------------

   TOTAL SHORT TERM INSTRUMENTS
   (Cost: $5,562,526)                                                 5,562,526
   ----------------------------------------------------------------------------


   TOTAL INVESTMENTS IN SECURITIES -- 104.48%
   (Cost $121,942,459)                                              102,415,669
   ----------------------------------------------------------------------------
   Other Assets, Less Liabilities -- (4.48%)                         (4,389,025)
   ----------------------------------------------------------------------------
   NET ASSETS -- 100.00%                                            $98,026,644
   ============================================================================


1  Non-income earning securities.
2  Security valued at fair value in accordance with procedures approved by the Board of Trustees.
3  Non-controlled affiliated issuer.  See Note 2.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

E*TRADE INTERNATIONAL INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

ASSETS

Investment in International Index Master Portfolio
  ("Master Portfolio"), at market value (Note 1)                $     8,081,797
Due from E*TRADE Asset Management, Inc. (Note 2)                          9,419
                                                                ----------------
      TOTAL ASSETS                                                    8,091,216
                                                                ----------------
LIABILITIES
Accrued administration fee (Note 2)                                         608
Distribution to shareholders                                             42,219
Due to Trustees                                                           2,492
Accrued expenses                                                         59,660
                                                                ----------------
      TOTAL LIABILITIES                                                 104,979
                                                                ----------------
TOTAL NET ASSETS                                                 $    7,986,237
                                                                ================
NET ASSETS CONSIST OF:
Paid-in capital                                                      11,163,924
Undistributed net investment income                                      18,584
Net realized loss on investments, futures contracts
  and foreign currency exchange contracts                            (1,029,573)
Net unrealized depreciation of investments, futures
  contracts and foreign currency exchange contracts                  (2,166,698)
                                                                ================
TOTAL NET ASSETS                                                 $    7,986,237
                                                                ================
SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $0.01)            1,080,427
                                                                ================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE   $         7.39
                                                                ================

   The accompanying notes are an integral part of these financial statements.

E*TRADE INTERNATIONAL INDEX FUND
STATEMENT OF OPERATIONS
Six months ended June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO:
      Dividends*                                                $      99,332
      Interest                                                          5,705
      Expenses (Note 2)                                                (9,261)
                                                               ---------------
          NET INVESTMENT INCOME ALLOCATED FROM MASTER
          PORTFOLIO                                                    95,776
                                                               ---------------
EXPENSES (NOTE 2):
      Advisory fee                                                        737
      Administration fee                                                3,683
      Shareholder servicing fees                                        9,209
      Transfer agency fees                                             10,740
      Legal services                                                    3,222
      Audit services                                                    7,339
      Custodian fee                                                    21,480
      Registration fees                                                16,920
      Trustee fees                                                      2,563
      Other expenses                                                   16,404
                                                               ---------------
      TOTAL FUND EXPENSES BEFORE WAIVER                                92,297

Waived fees and reimbursed expenses (Note 2)                          (77,615)
                                                               ---------------
      NET EXPENSES                                                     14,682
                                                               ---------------
NET INVESTMENT INCOME                                                  81,094
                                                               ---------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS,
FUTURES CONTRACTS AND FOREIGN CURRENCY ALLOCATED
FROM MASTER PORTFOLIO
Net realized loss on:
      Sale of investments                                            (387,057)
      Futures contracts and foreign currency transactions             (17,142)

Change in unrealized appreciation of:
      Investments                                                     169,811
      Futures contracts and translation of assets and
      liabilities in foreign currencies                                 7,733
                                                               ---------------

          NET REALIZED AND UNREALIZED LOSS ON
          INVESTMENTS, FUTURE CONTRACTS AND FOREIGN
          CURRENCY EXCHANGE CONTRACTS ALLOCATED FROM
          MASTER PORTFOLIO                                           (226,655)
                                                               ---------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS            $    (145,561)
                                                               ===============

--------------------------------------------------------------------------------

*     Net of foreign withholding tax of $14,229

   The accompanying notes are an integral part of these financial statements.

E*TRADE INTERNATIONAL INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                            For the Six Months Ended
                                                                                June 30, 2002            For the Year Ended
                                                                                 (Unaudited)              December 31, 2001
                                                                            ------------------------     ------------------
NET DECREASE IN NET ASSETS
OPERATIONS:
Net investment income                                                     $               81,094    $              84,067
Net realized loss on sale of investments                                                (404,199)                (393,944)
Net change in unrealized appreciation/(depreciation)
of investments, futures contracts and foreign currency
exchange contracts                                                                       177,544               (1,542,668)
                                                                         ------------------------  -----------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    (145,561)              (1,852,545)
                                                                         ------------------------  -----------------------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                                                 (58,302)                 (96,334)
                                                                         ------------------------  -----------------------

TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares                                                       1,852,641                2,600,053
Value of shares issued in reinvestment of dividends and distributions                     15,240                   91,243
Cost of shares redeemed                                                                 (760,556)              (1,827,276)
                                                                         ------------------------  -----------------------
NET INCREASE IN NET ASSETS FROM TRANSACTIONS IN SHARES OF COMMON STOCK                 1,107,325                  864,020
                                                                         ------------------------  -----------------------
REDEMPTION FEES                                                                            1,592                    2,110
                                                                         ------------------------  -----------------------
NET INCREASE/(DECREASE) IN NET ASSETS                                                    905,054               (1,082,749)

NET ASSETS:
Beginning of period                                                                    7,081,183                8,163,932
                                                                         ------------------------  -----------------------
END OF OF PERIOD                                                          $            7,986,237    $           7,081,183
                                                                         ========================  =======================
SHARE TRANSACTIONS:

Number of shares sold                                                                    247,489                  312,344
Number of shares reinvested                                                                1,997                   11,853
Number of shares redeemed                                                               (102,076)                (222,035)
                                                                         ------------------------  -----------------------
NET INCREASE IN SHARES OUTSTANDING                                                       147,410                  102,162
                                                                         ========================  =======================


   The accompanying notes are an integral part of these financial statements.

E*TRADE INTERNATIONAL INDEX FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                                 Period from
                                                      Six                                                      October 22, 1999
                                                  Months Ended                                                   (commencement
                                                  June 30, 2002      Year Ended         Year Ended           of operations) through
   FOR A SHARE OUTSTANDING FOR THE PERIOD         (Unaudited) 7    December 31, 2001 7  December 31, 2000 7      December 31, 1999 7
                                                  -------------     ------------------  -------------------  -----------------------

   NET ASSET VALUE, BEGINNING OF PERIOD            $      7.59         $      9.83         $     11.67           $       10.00
                                                  -------------       -------------       -------------         ---------------
   (LOSS) INCOME FROM INVESTMENT OPERATIONS:
        Net investment income                             0.07                0.09                0.12                    0.00 4
        Net realized and unrealized (loss)
          gain on investments                            (0.22)              (2.23)              (1.86)                   1.67
                                                  -------------       -------------       -------------         ---------------
        TOTAL (LOSS) INCOME FROM INVESTMENT
          OPERATIONS                                     (0.15)               2.14               (1.74)                   1.67
                                                  -------------       -------------       -------------         ---------------

   DISTRIBUTIONS TO SHAREHOLDERS:
        Distributions from net investment
          income                                         (0.05)              (0.11)              (0.11)                  (0.00) 4
        Distributions in excess of net
          investment income                                 --                0.01                  --                      --
                                                  -------------       -------------       -------------         ---------------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS              (0.05)              (0.10)                 --                      --
                                                  -------------       -------------       -------------         ---------------

   REDEMPTION FEES ADDED TO PAID-IN CAPITAL               0.00 4              0.00 4              0.01                   (0.00) 4
                                                  -------------       -------------       -------------         ---------------
   NET ASSET VALUE, END OF PERIOD                  $      7.39         $      7.59         $      9.83           $       11.67
                                                  =============       =============       =============         ===============

   TOTAL RETURN                                        (1.92)% 8          (21.70)%            (14.92)%                 16.74 % 3
   RATIOS/SUPPLEMENTAL DATA:
        Net assets, end of period
          (000s omitted)                           $     7,986         $     7,081         $     8,164           $       5,899
        Ratio of expenses to average
          net assets                           1        0.65 % 5            0.58 %              0.55 % 6                0.55 % 56
        Ratio of net investment income to
          average net assets                   2        2.20 % 5            1.15 %              1.15 %                  0.24 % 5
        Portfolio turnover rate of
          Master Portfolio                             11.02 % 8           6.79 %             45.00 %                  39.00 % 3

    1 The ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2002 (annualized) and the year ended December 31, 2001 were 2.76% and 1.64%, respectively.
    2 The ratio of net investment income (loss) to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2002 (annualized) and the year ended December 31, 2001 were each 0.09%, respectively.
    3 For the period October 22, 1999 (commencement of operations) through December 31, 1999 and not indicative of a full year's operating results.
    4   Rounds to less than $0.01.
    5   Annualized.
    6 The Investment Advisor voluntarily agreed to pay the non-affiliated trustee expenses for the Fund for the period October 22, 1999 (commencement of operations) through May 9, 2000. Even if such action had not been taken, total annualized operating expenses as a percertage of average net assets would have remained unchanged at 0.55% for the period from October 22, 1999 (commencement of operations) through December 31, 1999 and for the year ended December 31, 2000.
    7 Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the International Index Master Portfolio.
    8   Not Annualized.

   The accompanying notes are an integral part of these financial statements.

E*TRADE INTERNATIONAL INDEX FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002 (UNAUDITED)

1.   SIGNIFICANT ACCOUNTING POLICIES

E*TRADE International Index Fund ("Fund") is a diversified series of E*TRADE Funds ("Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware business trust and was formed on November 4, 1998. As of June 30, 2002 the Trust consisted of seven active series: the E*TRADE Bond Fund (formerly the E*TRADE Bond Index Fund), the E*TRADE Financial Sector Index Fund, the E*TRADE International Index Fund, the E*TRADE Premier Money Market Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund and the E*TRADE
Technology Index Fund. These financial statements are for the E*TRADE International Index Fund.

The Fund's investment objective is to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australasia, and Far East Free Index ("EAFE Free Index").* The Fund seeks to achieve its objective by investing in the International Index Master Portfolio ("Master Portfolio"). The Master Portfolio, in turn, seeks to match the total return performance of foreign stock markets by investing in a representative sample of common stocks that comprise the EAFE Free Index. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Fund.

* "Morgan Stanley Capital International Europe, Australasia, Far East Free Index TM", "EAFE Free Index TM", and "EAFE TM" are trademarks of Morgan Stanley Capital International Inc. ("MSCI"). MSCI does not sponsor the Fund or the International Index Master Portfolio ("Master Portfolio"), nor is it affiliated in any way with the E*TRADE Group, Inc. The Fund is not sponsored, endorsed, sold, or promoted by the EAFE Free Index or MSCI, and neither the EAFE Free
Index nor MSCI makes any representation or warranty, express or implied, regarding the advisability of investing in the Fund. The EAFE Free Index is the exclusive property of MSCI, and Morgan Stanley Capital International is a service mark of MSCI.

The following is a summary of significant accounting policies that are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

PRINCIPLES OF ACCOUNTING

The Fund used the accrual method of accounting for financial reporting purposes.

INVESTMENT POLICY AND SECURITY VALUATION

The Fund is a "feeder" fund in a "master-feeder" structure. Instead of investing directly in individual securities, a feeder fund, whose shares are offered to the public, invests all of its assets in a master portfolio that has substantially the same investment objective as the feeder fund. It is the master portfolio that actually invests in the individual securities. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Portfolio, a separate series of the Master Investment Portfolio ("MIP"), a registered open-end management investment company. The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of that Master Portfolio. As of June 30, 2002, the value of the Fund's investment was 8.24% of the outstanding interests of the Master Portfolio.

The Fund's investment in the Master Portfolio is valued at the net asset value of the Master Portfolio's interests held by the Fund. The equity securities of the Master Portfolio are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities for which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for by the Master Portfolio on the date the securities are purchased or sold (trade date). Revenue is recognized by the Master Portfolio as follows: dividend income is recorded on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. Premiums on securities purchased are amortized as a reduction in interest income using a constant yield to maturity method. All net investment income and realized and unrealized capital gains and losses of the Master Portfolio are allocated as required by the Internal Revenue Code of 1986, as amended (the "Code").

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Fund are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. All dividends and distributions will be automatically reinvested in additional shares of the Fund unless the shareholder elects otherwise. Such distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

FEDERAL INCOME TAXES

The Fund has elected and intends to qualify each year as a "regulated investment company" ("RIC") under Subchapter M of the Code. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders.

The Fund is treated as a separate entity from each other series of the Trust for federal income tax purposes. The Fund intends to qualify annually as a RIC under Subchapter M of the Code. If so qualified, the Fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the period ended June 30, 2002.

As of December 31, 2001, for federal income tax purposes, the Fund had capital loss carryforwards of $156,021 and $56,945 expiring in 2008 and 2009, respectively. The Fund will not distribute any realized capital gains until the capital loss carryforward has been fully utilized or until it expires. For the year ended December 31, 2001, the Fund has elected to defer $284,986 of capital losses attributable to Post-October losses.

REDEMPTION FEES

Redemption of shares held in the Fund for less than four months are subject to a fee of 1.00%, calculated as a percentage of redemption proceeds. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. ("ETAM"), a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group"), serves as the investment advisor for the Fund pursuant to an investment advisory agreement ("Advisory Agreement"). For its service as investment advisor, ETAM is currently paid by the Fund at an annual rate of 0.02% of the Fund's average daily net assets if the Fund invests all of its assets in a master portfolio and 0.08% on that portion of the Fund's assets not invested in the Master Portfolio.

Pursuant to an investment advisory contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment advisory services in connection with the management of the Master Portfolio's assets. For its services, BGFA receives a monthly advisory fee from the Master Portfolio (and indirectly the Fund as a shareholder of the Master Portfolio) at an annual rate equal to 0.15% of the first $1 billion, and 0.10% thereafter of the Master Portfolio's average daily net assets. The Fund records daily its proportionate share of the Master Portfolio's advisory fees, described above, certain other fees paid by the Master Portfolio, such as accounting, administration, legal, SEC registration fees, in addition to income, expenses and realized and unrealized gains and losses.

ETAM  also  provides  administrative  services  to  the  Fund,  pursuant  to  an administrative services agreement ("Administrative Agreement"). Services provided by ETAM acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; preparing and supervising the preparation of periodic reports to the Fund's shareholders; generally supervising regulatory compliance matters; providing, at its own expense, the services of its personnel to serve as officers of the Trust; monitoring and reviewing the Fund's contracted services and expenditures; and reporting to the Board of Trustees concerning its activities pursuant to the Administrative Agreement. The Fund pays ETAM an administrative services fee equal to 0.10% of the Fund's average daily net assets.

ETAM also acts as shareholder servicing agent to the Fund under a Shareholder Servicing Agreement with the Fund. As shareholder servicing agent, ETAM provides services to shareholders or investors investing in shares of the Fund such as: support of telephone services; delivery of prospectuses, reports and proxy statements; receiving, tabulating and transmitting proxies executed on behalf of shareholders; maintenance of shareholders' records reflecting shares purchased and redeemed and share balances; maintaining account records and providing shareholders with account statements; integrating periodic statements with other shareholder transactions; and providing such similar services as the Trust may reasonably request to the extent ETAM is permitted to do so under applicable statutes, rules or regulations. The Fund pays ETAM a shareholder servicing fee equal to 0.25% of the average daily net assets of the Fund. In addition, ETAM is allowed to use the servicing fees it receives under the Shareholder Servicing Agreement to compensate its affiliates, including E*TRADE Securities LLC (formerly E*TRADE Securities, Inc.), a wholly owned subsidiary of E*TRADE Group, the Trust's principal underwriter, for shareholder services provided by such affiliate to the Fund.

In the interest of limiting expenses of the Fund, ETAM has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement") through at least April 30, 2003. The Expense Limitation Agreement may continue from year to year thereafter. ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) are limited to 0.65% of the Fund's daily net assets. The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the percentage stated above and
(ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund.

The amount "Due from E*TRADE Asset Management Inc." listed on the Fund's Statement of Assets and Liabilities, reflects contractual arrangements between ETAM and the Fund to waive or limit its fees or to assume other expenses on an annualized basis through at least April 30, 2003. The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM pursuant to the Expense Limitation Agreement provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made to ETAM without causing the total annual expense ratio of the Fund to exceed 0.65%.

The Fund's investment in the Master Portfolio is subject to an administrative fee of 0.10% of the first $1 billion, and 0.07% thereafter, of its average daily net assets paid to Barclays Global Investors, N.A. and Stephens, Inc., the Master Portfolio's co-administrator. Such administrative fees are recorded at the Master Portfolio level.

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Fund. Investors Bank & Trust Company serves as sub-administrator, accounting services agent and custodian for the Fund.

E*TRADE Securities, LLC also serves as the principal underwriter of the Fund. Such services were provided at no cost to the Fund for the period ended June 30, 2002.

3.   PORTFOLIO SECURITIES LOANED

As of June 30, 2002, the Master Portfolio had loaned securities which were collateralized by U.S. Government obligations and money market mutual funds. The Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan and the value of the related collateral are disclosed in the Master Portfolio's financial statements.

INTERNATIONAL INDEX MASTER PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (including securities on loan (1)) (Note 1):
      Unaffiliated issuers (Cost: $120,743,798)                                      $         101,191,285
      Non-controlled affiliated issuers (Cost: $1,198,661)                                       1,224,384
Cash pledged for margin requirements (Note 1)                                                       58,208
Foreign currency, at value (Cost: $225,214)                                                        230,932
Receivables:
      Due from investment advisor (Note 2)                                                          20,295
      Dividends and interest                                                                       357,255
      Due from broker - variation margin                                                            58,727
Unrealized gain on forward foreign currency exchange contracts                                     172,086
                                                                                    -----------------------
Total Assets                                                                                   103,313,172
                                                                                    -----------------------
LIABILITIES
Payables:
      Investment securities purchased                                                               28,313
      Collateral for securities loaned (Note 4)                                                  5,126,307
      Advisory fees (Note 2)                                                                        19,390
      Administration fees (Note 2)                                                                  23,913
Unrealized loss on forward foreign currency exchange contracts                                      88,605
                                                                                    -----------------------
Total Liabilities                                                                                5,286,528
                                                                                    -----------------------
NET ASSETS                                                                           $          98,026,644
                                                                                    =======================


-----------------------------------------------------------------------------------------------------------

   1  Securities on loan with market value of $4,839,150. See Note 4.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INTERNATIONAL INDEX MASTER PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

NET INVESTMENT INCOME
      Dividends (Net of foreign withholding tax of $176,530)                      $           1,235,395
      Interest                                                                                    8,525
      Securities lending income                                                                  43,164
                                                                                 -----------------------
Total investment income                                                                       1,287,084
                                                                                 -----------------------
EXPENSES (NOTE 2)
      Advisory fees                                                                              69,918
      Administration fees                                                                        46,612
                                                                                 -----------------------

Total expenses                                                                                  116,530
                                                                                 -----------------------
Net investment income                                                                         1,170,554
                                                                                 -----------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
      Net realized loss on sale of investments                                               (4,795,602)
      Net realized loss on sale of futures contracts                                           (274,871)
      Net realized gain on foreign currency transactions                                         63,933
      Net increase from payments by affiliates (Note 2)                                          20,295
      Net change in unrealized appreciation (depreciation) of investments                     2,193,650
      Net change in unrealized appreciation (depreciation) of futures contracts                 (14,082)
      Net change in unrealized appreciation (depreciation) on translation of
        assets and liabilities in foreign currencies                                            108,739
                                                                                 -----------------------
Net loss on investments                                                                      (2,697,938)
                                                                                 -----------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                              $          (1,527,384)
                                                                                 =======================

--------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INTERNATIONAL INDEX MASTER PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                FOR THE SIX MONTHS
                                                                               ENDED JUNE 30, 2002       FOR THE YEAR ENDED
                                                                                       (UNAUDITED)        DECEMBER 31, 2001
                                                                            -----------------------  -----------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
      Net investment income                                                  $           1,170,554    $           1,424,834
      Net realized loss                                                                 (4,986,245)              (4,519,519)
      Net change in unrealized appreciation (depreciation)                               2,288,307              (20,462,098)
                                                                            -----------------------  -----------------------
Net decrease in net assets resulting from operations                                    (1,527,384)             (23,556,783)
                                                                            -----------------------  -----------------------
INTERESTHOLDER TRANSACTIONS:
      Contributions                                                                     24,271,208               27,264,274
      Withdrawals                                                                      (17,175,813)             (17,072,044)
                                                                            -----------------------  -----------------------
Net increase in net assets resulting from interestholder transactions                    7,095,395               10,192,230
                                                                            -----------------------  -----------------------
Increase (decrease) in net assets                                                        5,568,011              (13,364,553)
                                                                            -----------------------  -----------------------
NET ASSETS:
Beginning of period                                                                     92,458,633              105,823,186
                                                                            -----------------------  -----------------------
End of period                                                                $          98,026,644    $          92,458,633
                                                                            =======================  =======================

--------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INTERNATIONAL INDEX MASTER PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)


1.   SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently consists of the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate only to the International Index Master Portfolio (the "Master Portfolio").

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION

     The equity securities of the Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by MIP's Board of Trustees.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premiums and accretes discounts on debt securities purchased, using a constant yield to maturity method.

     FOREIGN CURRENCY TRANSLATION

     The accounting records of the Master Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transactions.

     The Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Master Portfolio as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

     FEDERAL INCOME TAXES

     MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

     FUTURES CONTRACTS

     The Master Portfolio may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

     As of June 30, 2002, open futures contracts outstanding were as follows:


    --------------------------------------------------------------------------------------------------------
        NUMBER OF                    FUTURES     EXPIRATION             NOTIONAL         NET UNREALIZED
        CONTRACTS                      INDEX           DATE       CONTRACT VALUE   APPRECIATION(DEPRECIATION)
    --------------------------------------------------------------------------------------------------------

          11                         Euro 50       09/20/02       $      342,962        $         3,962

           4                        FTSE 100       09/20/02              283,694                   (286)

          10                      Nikkei 300       09/12/02              168,113                (11,256)
                                                                                       -----------------
                                                                                        $        (7,580)

    --------------------------------------------------------------------------------------------------------

     The Master Portfolio has pledged to a broker a cash balance in the amount of $58,208 for initial margin requirements.

     REPURCHASE AGREEMENTS

     The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Master Portfolio did not hold any repurchase agreements at June 30, 2002.

     FORWARD  CURRENCY EXCHANGE CONTRACTS

     A foreign currency or cross currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The Master Portfolio may use foreign currency or cross currency exchange contracts to hedge certain foreign currency assets and liabilities. Contracts are recorded at market value and marked-to-market daily. The Master Portfolio could be exposed to risk if the counterparties to the contracts were unable to meet the terms of the contract, or if there were unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The amount at risk for such foreign currency or cross currency exchange contracts may exceed the amount reflected in the financial statements.

     As of June 30, 2002, the Master Portfolio held the following forward foreign currency exchange contracts:


---------------------------------------------------------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY CONTRACTS
---------------------------------------------------------------------------------------------------------------------------------
                                     FOREIGN CURRENCY      EXCHANGE     FOREIGN CURRENCY       U.S. DOLLAR          UNREALIZED
CURRENCY                              PURCHASED/SOLD         DATE         COST/PROCEEDS           VALUE             GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
PURCHASE CONTRACTS
British Pound Sterling                          573,006     08/08/02    $         834,345     $     871,218        $      36,873
Euro                                          1,456,219     08/08/02            1,326,028         1,435,488              109,460
Japanese Yen                                 53,379,600     08/08/02              420,558           446,311               25,753
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                                              $     172,086
---------------------------------------------------------------------------------------------------------------------------------
SALE CONTRACTS
British Pound Sterling                          393,273     08/08/02    $         577,230     $     597,947        $    (20,717)
Euro                                            884,325     08/08/02              822,900           871,736             (48,836)
Japanese Yen                                 48,154,336     08/08/02              383,570           402,622             (19,052)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                                              $    (88,605)
---------------------------------------------------------------------------------------------------------------------------------

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.15% of the first $1 billion, and 0.10% thereafter, of the average daily net assets of the Master Portfolio as compensation for advisory services.

     Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

     Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

     MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio such as managing and coordinating third-party service relationships. BGI and Stephens are entitled to receive a fee at an annual rate of 0.10% of the first $1 billion, and 0.07%
thereafter, of the average daily net assets of the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

     Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolio. For the six months ended June 30, 2002, BGIS did not receive any brokerage commissions from the Master Portfolio.

     As a result of using an index approach to investing, the Master Portfolio held shares of Barclays PLC, with a current market value of $856,787 as of June 30, 2002. Barclays PLC is an affiliate of BGFA, the Master Portfolio's investment advisor.

     Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Master Portfolio may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") of Barclays Global Investors Funds. The IMMF is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio, which is managed by BGFA, the Master Portfolio's investment advisor. The IMMF is an open-end money market fund available only to institutional investors, including other investment companies managed by BGFA. The IMMF seeks a high level of income consistent with liquidity and the preservation of capital. While the IMMF does not directly charge an advisory fee, the master portfolio in which it invests does charge an advisory fee. Income distributions from the IMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolio are recorded as either interest income or securities lending income in the accompanying Statement of Operations.

     The Master Portfolio may invest in the shares of Exchange Traded Funds ("ETFs"), including shares of ETFs that are affiliated with MIP, to obtain exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Master Portfolio. As of June 30, 2002, the Master Portfolio held shares of the iShares MSCI EAFE Index Fund, an investment portfolio of iShares Trust. iShares Trust is an open-end management investment company managed by BGFA, the investment advisor for MIP. Transactions in shares of affiliated ETFs, including dividend income and net realized capital gains (losses) during the six-month period ended June 30, 2002 were as follows:


--------------------------------------------------------------------------------------------------------------
                                  NUMBER OF                               NUMBER OF
                                SHARES HELD                             SHARES HELD                       NET
                                  BEGINNING       GROSS         GROSS        END OF    DIVIDEND      REALIZED
AFFILIATED ETF                    OF PERIOD   ADDITIONS    REDUCTIONS        PERIOD      INCOME   GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------
iShares MSCI EAFE Index Fund             --      10,328            --        10,328        $ --          $ --
--------------------------------------------------------------------------------------------------------------

     BGFA is making a reimbursement to the Master Portfolio of $20,295, to compensate the Master Portfolio for a loss incurred in executing investment transactions.

     Certain officers and trustees of MIP are also officers of Stephens and BGI. As of June 30, 2002 these officers of Stephens and BGI collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

3.   INVESTMENT PORTFOLIO TRANSACTIONS

     Investment transactions (exclusive of short-term investments) for the six months ended June 30, 2002, were as follows:

                 Purchases at cost              $ 17,175,859
                 Sales proceeds                    9,674,699

     At June 30, 2002, the cost of investments for federal income tax purposes was $121,942,459. Net unrealized depreciation aggregated $19,526,790, of which $5,201,058 represented gross unrealized appreciation on securities and $24,727,848 represented gross unrealized depreciation on securities.

4.   PORTFOLIO SECURITIES LOANED

     The Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued, or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

     As of June 30, 2002, the Master Portfolio had loaned securities which were collateralized by cash. The cash collateral received was invested in money market mutual funds. The market value of the securities on loan at June 30, 2002 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities.

5.   FINANCIAL HIGHLIGHTS

     Financial highlights for the Master Portfolio were as follows:


-------------------------------------------------------------------------------------------------------------
                                            SIX
                                   MONTHS ENDED        YEAR ENDED         YEAR ENDED       PERIOD ENDED
                                  JUNE 30, 2002      DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                    (UNAUDITED)              2001               2000               1999 1

-------------------------------------------------------------------------------------------------------------

       Ratio of expenses    2            0.25 %            0.25 %             0.25 %             0.25 %
       to average net
       assets

       Ratio of net         2            2.51 %            1.50 %             1.47 %             0.82 %
       investment income
       to average net
       assets

       Portfolio turnover                  10 %               7 %               45 %               39 %
       rate


       Total return                     (1.73)% 3, 4     (21.35)%           (14.85)%            20.50 % 3

-------------------------------------------------------------------------------------------------------------

    1  PERIOD FROM OCTOBER 1, 1999 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1999.
    2  ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
    3  NOT ANNUALIZED.
    4  THE REIMBURSEMENT MADE BY THE ADVISOR HAD NO MATERIAL IMPACT ON THE TOTAL RETURN FOR THE PERIOD.  SEE
       NOTE 2.